Summary of Accounts Receivable and Related Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 23,134	140,049	41,726
Less: Allowance for doubtful accounts
Accounts receivable, net	$ 23,134	140,049	41,726